SUPPLEMENT DATED MARCH 8, 2013

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2012

1.	In the Summary Section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 8 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

2.
In the Summary Section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on the top of page 9 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

3.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 23 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

4.	In the Summary Section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 23 after “Liquidity Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

5.	In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Investment Strategies”, the following disclosure is added on page 41 at the end of the second paragraph:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

6.
In “The Funds In Greater Detail” section for the Government Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 42 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

7.	In the "The Funds In Greater Detail" section for the Investment Grade Fund under the heading "Principal Investment Strategies" on page 51 at the end of second paragraph, the following disclosure is added:

The Fund may also invest in U.S. Treasury futures and options on Treasury futures to hedge against changes in interest rates.

8.
In the “The Funds In Greater Detail” section for the Investment Grade Fund, under the heading “Principal Risks”, a new heading “Derivatives Risk” is added on page 53 before the heading “Security Selection Risk” with the following disclosure:

Derivatives Risk.  Investments in U.S. Treasury futures and options on Treasury futures involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  The use of derivatives for hedging purposes may limit any potential gain that might result from an increase in the value of the hedged position.  These investments can also increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.

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Please retain this Supplement for future reference.

 LSP0213

SUPPLEMENT DATED MARCH 8, 2013

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

1.
In SAI Part-I under Appendix A - “Investment Strategies Used By The First Investors Life Series Funds”, the investment checklist for the Life Series Government Fund on page I-A-3 has been amended by inserting checkmarks (✓) to the investment strategies for “Options” and “Futures”.

2.
In SAI Part-I under Appendix A - “Investment Strategies Used By The First Investors Life Series Funds”, the investment checklist for the Life Series Investment Grade Fund on page I-A-7 has been amended by inserting checkmarks (✓) to the investment strategies for “Options” and “Futures”.

3.
In SAI Part-I under Appendix A - “Investment Strategies Used By The First Investors Life Series Funds”, the investment checklist for the Life Series Special Situations Fund (formerly, the Life Series Discovery Fund) on page I-A-2 has been amended to add Master Limited Partnerships and a checkmark (✓) has been added to that investment strategy.

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Please retain this Supplement for future reference.

LSSAI0213